Accumulated Other Comprehensive Loss (Details 1) $ in Millions	12 Months Ended
Feb. 28, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	$ 6,559.6
Other comprehensive income (loss)
Accumulated other comprehensive income, end of period	6,891.2
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	(452.5)
Other comprehensive income (loss)
Other comprehensive income (loss) before reclassification adjustments	(101.3)
Amounts reclassified from accumulated other comprehensive income	154.0
Other comprehensive income	52.7
Accumulated other comprehensive income, end of period	(399.8)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	(390.5)
Other comprehensive income (loss)
Other comprehensive income (loss) before reclassification adjustments	(79.0)
Amounts reclassified from accumulated other comprehensive income	111.5
Other comprehensive income	32.5
Accumulated other comprehensive income, end of period	(358.0)
Net Unrealized Losses on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	(46.1)
Other comprehensive income (loss)
Other comprehensive income (loss) before reclassification adjustments	(23.0)
Amounts reclassified from accumulated other comprehensive income	31.1
Other comprehensive income	8.1
Accumulated other comprehensive income, end of period	(38.0)
Net Unrealized Losses on AFS Debt Securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	(2.8)
Other comprehensive income (loss)
Other comprehensive income (loss) before reclassification adjustments	0.5
Amounts reclassified from accumulated other comprehensive income	0.0
Other comprehensive income	0.5
Accumulated other comprehensive income, end of period	(2.3)
Pension/ Postretirement Adjustments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Income Tax Effect [Rollforward]
Accumulated other comprehensive income, beginning of period	(13.1)
Other comprehensive income (loss)
Other comprehensive income (loss) before reclassification adjustments	0.2
Amounts reclassified from accumulated other comprehensive income	11.4
Other comprehensive income	11.6
Accumulated other comprehensive income, end of period	$ (1.5)